Maturity analysis for non-derivative financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		₩ 2,029,584	₩ 1,810,129	₩ 1,358,345	₩ 2,369,739
Financial assets at fair value through other comprehensive income		358,559	379,170
Financial assets at amortised cost		14,422	13,609
Loans and receivables		821,094	774,772
Long-term/short-term financial instruments		2,062,103	1,960,227
Financial assets at fair value through profit or loss		1,881,382	747,261
Trade and other receivables		9,784,899	9,711,107
Financial assets held for managing liquidity risk		16,952,043	15,396,275
Less than 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		2,029,584	1,810,129
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		13,149	12,302
Loans and receivables		78,805	64,081
Long-term/short-term financial instruments		1,483,482	1,351,971
Financial assets at fair value through profit or loss		1,196,101	131,385
Trade and other receivables		7,920,005	7,703,746
Financial assets held for managing liquidity risk		12,721,126	11,073,614
1~5 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		1,265	1,307
Loans and receivables		385,571	346,583
Long-term/short-term financial instruments		252,349	269,863
Financial assets at fair value through profit or loss		0	79
Trade and other receivables		1,160,400	980,951
Financial assets held for managing liquidity risk		1,799,585	1,598,783
More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		8	0
Loans and receivables		325,212	336,502
Long-term/short-term financial instruments		386	0
Financial assets at fair value through profit or loss		2,690	0
Trade and other receivables		704,494	818,431
Financial assets held for managing liquidity risk		1,032,790	1,154,933
Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	358,559	379,170
Financial assets at amortised cost	[1]	0	0
Loans and receivables	[1]	31,506	27,606
Long-term/short-term financial instruments	[1]	325,886	338,393
Financial assets at fair value through profit or loss	[1]	682,591	615,797
Trade and other receivables	[1]	0	207,979
Financial assets held for managing liquidity risk	[1]	₩ 1,398,542	₩ 1,568,945

[1]	The maturities cannot be presently determined.